Financial assets and liabilities - Forward foreign exchange contract (Details)	Jun. 30, 2025 USD ($)
Level 2 | Forward foreign exchange contracts
Disclosure of detailed information about financial instruments [line items]
Fair value of contracts when initiated	$ 0